COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	[1]	$ 64	$ 45	$ 31
San Diego Gas and Electric Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period		24	23	13
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period		$ 39	$ 21	$ 15

[1]	In cases of non-wholly owned affiliates, includes only our share.